OMB APPROVAL

OMB Number: 3235-0578

Expires: January 31, 2016

Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

Voya Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya MidCap Opportunities Portfolio

Voya SmallCap Opportunities Portfolio

The schedules are not audited.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 23.7%
252,091	@	AMC Networks, Inc.	$18,445,498	1.5
36,790	@	Chipotle Mexican Grill, Inc.	26,497,998	2.2
317,342		Dollar General Corp.	22,988,254	1.9
187,475		Domino's Pizza, Inc.	20,230,427	1.7
187,916	@	Five Below, Inc.	6,310,219	0.5
219,718		Hasbro, Inc.	15,850,457	1.3
797,771		Hilton Worldwide Holdings, Inc.	18,300,867	1.5
373,810		Jarden Corp.	18,271,833	1.5
140,751		Lear Corp.	15,310,894	1.3
247,398		Lululemon Athletica, Inc.	12,530,709	1.1
166,577		Marriott International, Inc.	11,360,551	1.0
534,700		Ross Stores, Inc.	25,916,909	2.2
437,088		Starz	16,320,866	1.4
349,101		Toll Brothers, Inc.	11,953,218	1.0
193,288		Tractor Supply Co.	16,298,044	1.4
157,190		Ulta Salon Cosmetics & Fragrance, Inc.	25,676,987	2.2
			282,263,731	23.7

		Consumer Staples: 6.6%
141,720		Church & Dwight Co., Inc.	11,890,308	1.0
498,493		Coca-Cola Enterprises, Inc.	24,102,137	2.0
190,473		Hain Celestial Group, Inc.	9,828,407	0.8
154,324		Monster Beverage Corp.	20,855,345	1.7
161,961	@	TreeHouse Foods, Inc.	12,598,946	1.1
			79,275,143	6.6

		Energy: 0.7%
134,560		EQT Corp.	8,715,451	0.7

		Financials: 10.7%
99,255		Affiliated Managers Group, Inc.	16,971,612	1.4
81,760		Ameriprise Financial, Inc.	8,922,469	0.7
280,616	@	Aon PLC	24,865,384	2.1
43,223		Equinix, Inc.	11,817,168	1.0
233,784		Extra Space Storage, Inc.	18,038,773	1.5
84,675		Intercontinental Exchange, Inc.	19,897,778	1.7
250,120		SEI Investments Co.	12,063,288	1.0
470,622		TD Ameritrade Holding Corp.	14,984,605	1.3
			127,561,077	10.7

		Health Care: 14.7%
95,392		Abiomed, Inc.	8,848,562	0.7
174,239	@	BioMarin Pharmaceutical, Inc.	18,350,851	1.5
225,961		Cardinal Health, Inc.	17,358,324	1.5
124,850	@	DexCom, Inc.	10,719,621	0.9
156,837		Edwards Lifesciences Corp.	22,297,516	1.9
388,078		Hologic, Inc.	15,185,492	1.3
123,972		Incyte Corp., Ltd.	13,677,831	1.1
17,624		Intuitive Surgical, Inc.	8,099,638	0.7
28,159	@	Mettler Toledo International, Inc.	8,017,994	0.7
197,660	@	Quintiles Transnational Holdings, Inc.	13,751,206	1.2
156,285		Waters Corp.	18,474,450	1.5
490,300		Zoetis, Inc.	20,190,554	1.7
			174,972,039	14.7

		Industrials: 15.2%
412,597		Ametek, Inc.	21,587,075	1.8
139,970		Equifax, Inc.	13,602,285	1.1
276,331	@	Ingersoll-Rand PLC - Class A	14,029,325	1.2
380,851	@	Nielsen NV	16,936,444	1.4
216,995		Orbital ATK, Inc.	15,595,431	1.3
120,562		Roper Technologies, Inc.	18,892,065	1.6
813,995		Southwest Airlines Co.	30,964,370	2.6
91,005		Stanley Black & Decker, Inc.	8,825,665	0.7
435,866		Textron, Inc.	16,405,996	1.4
130,887		Wabtec Corp.	11,524,600	1.0
258,819		Waste Connections, Inc.	12,573,427	1.1
			180,936,683	15.2

		Information Technology: 21.9%
250,995	@	Akamai Technologies, Inc.	17,333,715	1.4
158,996		Ansys, Inc.	14,013,907	1.2
248,000		Broadridge Financial Solutions, Inc. ADR	13,726,800	1.1
342,685		Electronic Arts, Inc.	23,216,909	1.9
105,284		F5 Networks, Inc.	12,191,887	1.0
329,920		Fortinet, Inc.	14,015,002	1.2
410,788	@	Freescale Semiconductor Holdings Ltd.	15,026,625	1.3
534,014		Integrated Device Technology, Inc.	10,840,484	0.9
321,091		Intuit, Inc.	28,496,826	2.4
395,133		Maxim Integrated Products	13,197,442	1.1
462,825		Microchip Technology, Inc.	19,943,129	1.7
69,462	@	Palo Alto Networks, Inc.	11,947,464	1.0
322,153		Red Hat, Inc.	23,156,358	1.9
492,604		Sabre Corp.	13,388,977	1.1
322,107	@	SolarWinds, Inc.	12,639,479	1.1
412,645	@	Vantiv, Inc.	18,536,013	1.6
			261,671,017	21.9

		Materials: 4.1%
310,650		Crown Holdings, Inc.	14,212,237	1.2
208,244		Eastman Chemical Co.	13,477,552	1.1

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
362,404	Packaging Corp. of America	$21,802,225	1.8
		49,492,014	4.1

	Total Common Stock
	(Cost $1,100,352,906)	1,164,887,155	97.6

SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
12,369,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $12,369,000)	12,369,000	1.0

	Total Short-Term Investments
	(Cost $12,369,000)	12,369,000	1.0

	Total Investments in Securities (Cost $1,112,721,906)	$1,177,256,155	98.6
	Assets in Excess of Other Liabilities	16,201,505	1.4
	Net Assets	$1,193,457,660	100.0

††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $1,115,312,865.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$109,565,708
Gross Unrealized Depreciation	(47,622,418)

Net Unrealized Appreciation	$61,943,290

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$1,164,887,155	$–	$–	$1,164,887,155
Short-Term Investments	12,369,000	–	–	12,369,000
Total Investments, at fair value	$1,177,256,155	$–	$–	$1,177,256,155

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.2%
		Consumer Discretionary: 18.0%
75,441		Arctic Cat, Inc.	$1,673,281	0.5
30,150		Big Lots, Inc.	1,444,788	0.4
158,604		Bloomin Brands, Inc.	2,883,421	0.9
58,800	@	Boot Barn Holdings, Inc.	1,083,684	0.3
42,137	@	Bright Horizons Family Solutions, Inc.	2,706,881	0.8
66,125	@	Burlington Stores, Inc.	3,375,020	1.0
168,848		Callaway Golf Co.	1,409,881	0.4
60,700		Cheesecake Factory	3,275,372	1.0
41,000		Childrens Place Retail Stores, Inc.	2,364,470	0.7
66,566		Cinemark Holdings, Inc.	2,162,729	0.6
137,700		Dana Holding Corp.	2,186,676	0.6
78,585		Express, Inc.	1,404,314	0.4
55,425		Finish Line, Inc.	1,069,702	0.3
55,357	@	Imax Corp.	1,870,513	0.6
38,975		Jack in the Box, Inc.	3,002,634	0.9
145,300	@	La Quinta Holdings, Inc.	2,292,834	0.7
75,256		LKQ Corp.	2,134,260	0.6
51,829		Monro Muffler Brake, Inc.	3,501,049	1.0
88,034		Pier 1 Imports, Inc.	607,435	0.2
47,068		Pool Corp.	3,403,016	1.0
38,875	@	Red Robin Gourmet Burgers, Inc.	2,944,392	0.9
37,675		Rent-A-Center, Inc.	913,619	0.3
28,350	@,L	Restoration Hardware Holdings, Inc.	2,645,339	0.8
87,750		Sally Beauty Holdings, Inc.	2,084,063	0.6
101,168	@	Smith & Wesson Holding Corp.	1,706,704	0.5
58,700		Sotheby's	1,877,226	0.6
43,869		Vail Resorts, Inc.	4,592,207	1.4
			60,615,510	18.0

		Consumer Staples: 1.7%
30,400		Casey's General Stores, Inc.	3,128,768	0.9
108,625		Flowers Foods, Inc.	2,687,382	0.8
			5,816,150	1.7

		Energy: 1.2%
113,000	@,L	C&J Energy Services Ltd.	397,760	0.1
63,200	@	Carrizo Oil & Gas, Inc.	1,930,128	0.6
17,316		Dril-Quip, Inc.	1,008,138	0.3
63,300		Unit Corp.	712,758	0.2
			4,048,784	1.2

		Financials: 8.4%
98,750		Colony Capital, Inc.	1,931,550	0.6
27,330		Coresite Realty Corp.	1,405,855	0.4
64,677		Evercore Partners, Inc.	3,249,373	1.0
38,233	L	Financial Engines, Inc.	1,126,727	0.3
63,700		First American Financial Corp.	2,488,759	0.7
97,325		Janus Capital Group, Inc.	1,323,620	0.4
19,984		MarketAxess Holdings, Inc.	1,856,114	0.6
337,400		MGIC Investment Corp.	3,124,324	0.9
52,559		PRA Group, Inc.	2,781,422	0.8
19,497	@	Signature Bank	2,682,007	0.8
38,382	@	Springleaf Holdings, Inc.	1,678,061	0.5
17,158		SVB Financial Group	1,982,435	0.6
25,625		Terreno Realty Corp.	503,275	0.2
101,050		Urban Edge Properties	2,181,670	0.6
			28,315,192	8.4

		Health Care: 21.9%
59,750	@	Acadia Pharmaceuticals, Inc.	1,975,932	0.6
38,475	@	Acorda Therapeutics, Inc.	1,019,972	0.3
87,750		Air Methods Corp.	2,991,398	0.9
22,225	@	Amicus Therapeutics, Inc.	310,928	0.1
16,875	@	Anacor Pharmaceuticals, Inc.	1,986,356	0.6
128,650	@,L	BioDelivery Sciences International, Inc.	715,294	0.2
7,285		Bio-Rad Laboratories, Inc.	978,448	0.3
87,200		Celldex Therapeutics, Inc.	919,088	0.3
48,125	@	Cempra, Inc.	1,339,800	0.4
40,800	@	Charles River Laboratories International, Inc.	2,591,616	0.8
18,375	@	Clovis Oncology, Inc.	1,689,765	0.5
72,675	@	Cynosure, Inc.	2,183,157	0.6
17,575	@	Depomed, Inc.	331,289	0.1
99,125	@	Dyax, Corp.	1,892,296	0.6
30,450	@	Enanta Pharmaceuticals, Inc.	1,100,463	0.3
28,225	@,L	Esperion Therapeutics, Inc.	665,828	0.2
78,800	L	Halozyme Therapeutics, Inc.	1,058,284	0.3
95,862		Healthsouth Corp.	3,678,225	1.1
55,500		Hill-Rom Holdings, Inc.	2,885,445	0.8
45,630	@	Impax Laboratories, Inc.	1,606,632	0.5
82,125		Lexicon Pharmaceuticals, Inc.	882,023	0.3
54,479	@	Luminex Corp.	921,240	0.3
43,000	@	MacroGenics, Inc.	921,060	0.3
77,050		Masimo Corp.	2,971,048	0.9
25,134		Mednax, Inc.	1,930,040	0.6
105,800		Merit Medical Systems, Inc.	2,529,678	0.7
148,250	@,L	Merrimack Pharmaceuticals, Inc.	1,261,608	0.4
30,308	@	Momenta Pharmaceuticals, Inc.	497,354	0.1
83,920		Nektar Therapeutics	919,763	0.3
23,952		Neogen Corp.	1,077,600	0.3
57,900		Neurocrine Biosciences, Inc.	2,303,841	0.7
192,300	@,L	Novavax, Inc.	1,359,561	0.4
44,800	@	Omnicell, Inc.	1,393,280	0.4

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
62,650		Owens & Minor, Inc.	$2,001,041	0.6
35,600	@,L	Pacira Pharmaceuticals, Inc./DE	1,463,160	0.4
37,150	@	Portola Pharmaceuticals, Inc.	1,583,333	0.5
60,650	@	Relypsa, Inc.	1,122,632	0.3
165,200	@	Sangamo Biosciences, Inc.	931,728	0.3
172,900		Select Medical Holdings Corp.	1,865,591	0.5
62,073		Steris Corp.	4,032,883	1.2
67,428	@	Surgical Care Affiliates, Inc.	2,204,221	0.6
80,025	@	Team Health Holdings, Inc.	4,323,751	1.3
38,600	@	WellCare Health Plans, Inc.	3,326,548	1.0
			73,743,200	21.9

		Industrials: 14.7%
126,800		Actuant Corp.	2,331,852	0.7
64,775		Advisory Board Co.	2,949,853	0.9
48,100		Beacon Roofing Supply, Inc.	1,562,769	0.5
23,700		CEB, Inc.	1,619,658	0.5
41,200		CIRCOR International, Inc.	1,652,944	0.5
80,100		Clarcor, Inc.	3,819,168	1.1
56,200		EnPro Industries, Inc.	2,201,354	0.6
71,300		Gorman-Rupp Co.	1,709,061	0.5
78,381		Healthcare Services Group, Inc.	2,641,440	0.8
60,900		HUB Group, Inc.	2,217,369	0.7
71,650		KAR Auction Services, Inc.	2,543,575	0.7
130,700		Knight Transportation, Inc.	3,136,800	0.9
25,800		Lindsay Manufacturing Co.	1,748,982	0.5
33,936		Regal-Beloit Corp.	1,915,687	0.6
86,700		Simpson Manufacturing Co., Inc.	2,903,583	0.9
24,600	@	Teledyne Technologies, Inc.	2,221,380	0.7
49,200		Toro Co.	3,470,568	1.0
95,270		TrueBlue, Inc.	2,140,717	0.6
33,650		Waste Connections, Inc.	1,634,717	0.5
60,200		Watts Water Technologies, Inc.	3,179,764	0.9
48,200		Woodward, Inc.	1,961,740	0.6
			49,562,981	14.7

		Information Technology: 25.1%
57,251		Aspen Technology, Inc.	2,170,385	0.6
111,633	@,L	Barracuda Networks, Inc.	1,739,242	0.5
20,475	@	Black Knight Financial Services, Inc.	666,461	0.2
31,149		Blackbaud, Inc.	1,748,082	0.5
85,800	@	BroadSoft, Inc.	2,570,568	0.8
95,113	@	Cardtronics, Inc.	3,110,195	0.9
39,990		Coherent, Inc.	2,187,453	0.7
73,450	@	Commvault Systems, Inc.	2,494,362	0.7
58,200	@	DealerTrack Holdings, Inc.	3,675,912	1.1
31,700		Electronics for Imaging, Inc.	1,371,976	0.4
10,250		Fair Isaac Corp.	866,125	0.3
34,288	@	Faro Technologies, Inc.	1,200,080	0.4
70,800		Flir Systems, Inc.	1,981,692	0.6
65,324	@	Guidewire Software, Inc.	3,434,736	1.0
250,875		Intersil Corp.	2,935,237	0.9
55,200		j2 Global, Inc.	3,910,920	1.2
41,500		Littelfuse, Inc.	3,782,725	1.1
96,800	@	LivePerson, Inc.	731,808	0.2
48,400		Manhattan Associates, Inc.	3,015,320	0.9
43,900		MKS Instruments, Inc.	1,471,967	0.4
52,400		Monolithic Power Systems, Inc.	2,682,880	0.8
79,128		National Instruments Corp.	2,198,967	0.7
121,500	@	Nimble Storage, Inc.	2,930,580	0.9
79,739		Plexus Corp.	3,076,331	0.9
305,100		PMC - Sierra, Inc.	2,065,527	0.6
189,600		Polycom, Inc.	1,987,008	0.6
52,200		Power Integrations, Inc.	2,201,274	0.7
66,001	@	PROS Holdings, Inc.	1,461,262	0.4
105,575	@	QLIK Technologies, Inc.	3,848,209	1.1
55,825	@	Qualys, Inc.	1,588,779	0.5
83,400	@	SciQuest, Inc.	834,000	0.2
81,025		Semtech Corp.	1,223,478	0.4
74,700	@	Synchronoss Technologies, Inc.	2,450,160	0.7
26,850		Tyler Technologies, Inc.	4,008,974	1.2
18,500	@	Ultimate Software Group, Inc.	3,311,685	1.0
31,123	@	WEX, Inc.	2,702,721	0.8
82,696	@	Xactly Corp.	645,029	0.2
			84,282,110	25.1

		Materials: 4.2%
95,400	@	Boise Cascade Co.	2,405,988	0.7
155,600		Commercial Metals Co.	2,108,380	0.6
54,800		Greif, Inc. - Class A	1,748,668	0.5
67,750		HB Fuller Co.	2,299,435	0.7
359,700		Hecla Mining Co.	708,609	0.2
53,900		Minerals Technologies, Inc.	2,595,824	0.8
80,900		Worthington Industries, Inc.	2,142,232	0.7
			14,009,136	4.2

	Total Common Stock
	(Cost $309,301,889)		320,393,063	95.2

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.2%
55,307	iShares Russell 2000 Growth Index Fund	$7,409,479	2.2

	Total Exchange-Traded Funds
	(Cost $6,544,656)	7,409,479	2.2

	Total Long-Term Investments
	(Cost $315,846,545)	327,802,542	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
	Securities Lending Collateralcc: 2.8%
472,874	Bank of Nova Scotia, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $472,875, collateralized by various U.S. Government Securities, 0.000%-9.250%, Market Value plus accrued interest $482,333, due 11/15/15-09/09/49)	472,874	0.1
2,246,277	Citigroup, Inc., Repurchase Agreement dated 09/30/15, 0.12%, due 10/01/15 (Repurchase Amount $2,246,284, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,291,203, due 05/15/18-10/01/45)	2,246,277	0.7
2,246,277	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $2,246,289, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,291,203, due 10/01/15-09/09/49)	2,246,277	0.7
2,246,277	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $2,246,283, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $2,291,203, due 11/15/15-07/15/37)	2,246,277	0.6
2,246,277	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $2,246,286, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,291,203, due 11/15/15-07/20/65)	2,246,277	0.7
		9,457,982	2.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
7,474,131	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $7,474,131)	7,474,131	2.2

	Total Short-Term Investments
	(Cost $16,932,113)	16,932,113	5.0

	Total Investments in Securities (Cost $332,778,658)	$344,734,655	102.4
	Liabilities in Excess of Other Assets	(8,161,550)	(2.4)
	Net Assets	$336,573,105	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $333,383,927.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$45,907,550
Gross Unrealized Depreciation	(34,556,822)

Net Unrealized Appreciation	$11,350,728

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$320,393,063	$–	$–	$320,393,063
Exchange-Traded Funds	7,409,479	–	–	7,409,479
Short-Term Investments	7,474,131	9,457,982	–	16,932,113
Total Investments, at fair value	$335,276,673	$9,457,982	$–	$344,734,655

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Products Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2015